Leases - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Lease Expense [Abstract]
Operating lease expense	$ 376	$ 1,161
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$ 200	$ 622
Weighted-average Remaining Lease Term
Operating leases	5 years 2 months 12 days	1 year 8 months 12 days
Weighted-average Discount Rate
Operating leases	6.85%	4.32%